UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-04700

                           The Gabelli Equity Trust Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Trust Inc.

First Quarter Report — March 31, 2014

Portfolio Management Team

Mario J. Gabelli, CFA Christopher J. Marangi Kevin V. Dreyer

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) total return of The Gabelli Equity Trust Inc. (the “Fund”) was 0.3%, compared with total returns of 1.8% and (0.2)% for the Standard & Poor’s (“S&P”) 500 Index and the Dow Jones Industrial Average, respectively. The total return for the Fund’s publicly traded shares was 1.9%. The Fund’s NAV per share was $7.10, while the price of the publicly traded shares closed at $7.74 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)
	Quarter	1 Year	5 Year	10 Year	20 Year	25 Year	Since Inception (08/21/86)
Gabelli Equity Trust
NAV Total Return (b)	0.32%	24.49%	30.08%	10.80%	10.67%	10.42%	11.35%
Investment Total Return (c)	1.91	30.78	33.90	10.96	11.01	11.06	11.35
S&P 500 Index	1.81	21.86	21.16	7.42	9.53	10.04	10.02(d)
Dow Jones Industrial Average	(0.15)	15.54	19.79	7.46	10.35	10.95	11.00(d)
Nasdaq Composite Index	0.01	30.01	23.83	8.94	9.04	9.78	9.44(d)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains and are net of expenses. Since inception return is based on an initial NAV of $9.34.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings, spin-offs, and taxes paid on undistributed long term capital gains. Since inception return is based on an initial offering price of $10.00.

(d)	From August 31, 1986, the date closest to the Fund’s inception for which data is available.

The Gabelli Equity Trust Inc.

Portfolio Changes — Quarter Ended March 31, 2014 (Unaudited)

		Ownership at
		March 31,
	Shares	2014
NET PURCHASES
Common Stocks
Alere Inc.	7,000	7,000
Ashland Inc.	1,500	17,000
Assa Abloy AB, Cl. B	5,000	5,000
Baxter International Inc.	3,000	29,400
Beam Inc.	10,000	173,200
Bed Bath & Beyond Inc.	10,000	10,000
Blyth Inc.	7,000	97,000
Coty Inc., Cl. A	10,000	130,000
CST Brands Inc.	5,000	60,500
DaVita HealthCare Partners Inc.	5,000	13,000
Diebold Inc.	4,000	90,000
Endo International plc(a)	10,000	10,000
Express Scripts Holding Co.	4,000	24,000
General Electric Co.	4,000	174,000
General Motors Co.	14,000	24,000
Genting Singapore plc	20,000	90,000
GrafTech International Ltd.	5,000	77,400
Graham Holdings Co., Cl. B	300	300
Huntsman Corp.	8,000	24,000
Intelsat SA	7,000	12,000
International Flavors & Fragrances Inc.	3,000	65,000
International Game Technology	20,000	50,000
Janus Capital Group Inc.	5,000	265,000
Jardine Matheson Holdings Ltd.	600	17,300
Liberty Global plc, Cl. C(b)	157,700	238,600
Liberty Media Corp., Cl. A	9,700	90,000
Macquarie Infrastructure Co. LLC	2,000	8,000
Mandarin Oriental International Ltd.	5,600	3,655,600
MasterCard Inc., Cl. A(c)	312,300	347,000
Millicom International Cellular SA, SDR	4,000	17,000
Mondelēz International Inc., Cl. A	15,000	272,000
Mueller Industries Inc.(d)	22,000	44,000
Murphy USA Inc.	2,499	17,499
Nestlé SA	10,000	39,100
Nobility Homes Inc.	9,900	30,000
O’Reilly Automotive Inc.	2,000	94,000
Palo Alto Networks Inc.	1,500	1,500
Penske Automotive Group Inc.	3,000	11,000
Post Holdings Inc.	5,900	42,900
Remy Cointreau SA	1,900	40,500
Rogers Communications Inc., Cl. B, New York	2,800	481,890
State Street Corp.	4,100	124,100
The ADT Corp.	22,000	192,000

		Ownership at
		March 31,
	Shares	2014
The Central Europe, Russia, and Turkey Fund Inc.(e)	850	96,486
The Hillshire Brands Co.	5,000	237,200
The J.M. Smucker Co.	1,000	3,000
The New Germany Fund Inc.(f)	17,760	92,631
Tootsie Roll Industries Inc.(g)	3,969	136,269
Toray Industries Inc.	8,000	15,000
Turquoise Hill Resources Ltd.	72,900	145,800
Twenty-First Century Fox Inc., Cl. B	3,700	367,000
Verizon Communications Inc.(h)	18,410	140,210
Vivendi SA	10,500	346,666
Vodafone Group plc, ADR(i)	38,182	38,182
Wyndham Worldwide Corp.	4,000	4,000

NET SALES
Common Stocks
American Express Co.	(4,000)	424,000
AMETEK Inc.	(2,000)	454,000
Biogen Idec Inc.	(500)	24,700
CBS Corp., Cl. A, Voting	(4,000)	253,300
DIRECTV	(5,000)	393,200
DISH Network Corp., Cl. A	(3,000)	97,000
Eaton Corp. plc	(4,000)	4,000
EchoStar Corp., Cl. A	(4,000)	30,440
Endo Health Solutions Inc.(a)	(10,000)	—
Fortune Brands Home & Security Inc.	(3,600)	91,000
IAC/InterActiveCorp.	(4,000)	46,000
ITT Corp.	(4,500)	122,000
Ladbrokes plc	(79,400)	990,600
Life Technologies Corp.(j)	(65,000)	—
Martin Marietta Materials Inc.	(500)	5,000
Material Sciences Corp.(k)	(26,000)	—
MGM China Holdings Ltd.	(5,000)	85,000
NCR Corp.	(5,200)	62,000
NextEra Energy Inc.	(1,600)	18,800
Precision Castparts Corp.	(1,800)	81,000
Rollins Inc.	(7,000)	1,213,000
Rolls-Royce Holdings plc, Cl. C(l)	(103,200,000)	—
Tokyo Broadcasting System Holdings Inc.	(1,600)	41,000
Universal Entertainment Corp.	(1,600)	75,000
Vodafone Group plc, ADR(i)	(75,200)	—
Walgreen Co.	(4,600)	52,800
Watts Water Technologies Inc., Cl. A	(5,000)	137,000
Yahoo! Inc.	(17,000)	160,000

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Portfolio Changes (Continued) — Quarter Ended March 31, 2014 (Unaudited)

		Ownership at
		March 31,
	Shares	2014
Warrants
Turquoise Hill Resources Ltd., expire 03/25/2014(m)	(72,900)	—

(a)	Name and Identifier change from Endo Health Solutions Inc. (29264F205) to Endo International plc (G30401106).
(b)

Spin-off - 1 share of Liberty Global plc, Cl. C for every 1 share of Liberty Global plc, Cl. A held. 1 new share for every 1 share of Liberty Global plc, Cl. C were received for stock dividend before spin off.

(c)	Stock Split - 10 shares for every 1 share held.
(d)	Stock Split - 2 shares for every 1 share held.
(e)	Tender Offer - $27.65 cash per share for 7,888 shares held. 8,738 shares were purchased before tender offer.
(f)	Stock Dividend - 0.237215457 shares for every 1 share held.
(g)	Stock Dividend - 0.03 shares for every 1 share held.
(h)	Spin-off - 0.263001 shares of Verizon Communications Inc. for every 1 share of Vodafone Group plc, ADR held. 1,368 shares were sold after spin off.
(i)	Stock Split and Identifier Change - 6 share of Vodafone Group plc, ADR (92857W308) for every 11 shares of Vodafone Group plc, ADR (92857W209) held. 2,836 shares were sold after spin off.
(j)	Tender Offer - $76.13 cash for every 1 share held.
(k)	Tender Offer - $12.75 cash for every 1 share held.
(l)	Tender Offer - £0.001 cash for every 1 share held.
(m)	Rights Exercise - 1 share of Turquoise Hill Resources Ltd. for every 1 share of Turquoise Hill Resources Ltd., expire 03/25/14 exercised.

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.4%
	Food and Beverage — 11.4%
173,200	Beam Inc.(a)	$14,427,560
52,500	Brown-Forman Corp., Cl. A	4,668,825
18,675	Brown-Forman Corp., Cl. B	1,674,961
63,800	Campbell Soup Co.	2,863,344
15,000	Coca-Cola Enterprises Inc.	716,400
60,000	ConAgra Foods Inc.	1,861,800
30,600	Constellation Brands Inc., Cl. A†	2,600,082
18,000	Crimson Wine Group Ltd.†	159,300
204,500	Danone SA	14,461,247
652,800	Davide Campari-Milano SpA	5,351,041
25,000	Dean Foods Co.	386,500
192,500	Diageo plc, ADR	23,983,575
89,800	Dr Pepper Snapple Group Inc.	4,890,508
80,000	Flowers Foods Inc.	1,716,000
76,200	Fomento Economico Mexicano SAB de CV, ADR	7,104,888
49,000	General Mills Inc.	2,539,180
1,848,400	Grupo Bimbo SAB de CV, Cl. A	4,985,038
40,700	Heineken NV	2,832,689
17,800	Ingredion Inc.	1,211,824
105,000	ITO EN Ltd.	2,349,949
12,800	Kellogg Co.	802,688
64,000	Kerry Group plc, Cl. A	4,863,460
45,333	Kraft Foods Group Inc.	2,543,181
10,600	LVMH Moet Hennessy Louis Vuitton SA	1,926,888
272,000	Mondelēz International Inc., Cl. A	9,397,600
70,000	Morinaga Milk Industry Co. Ltd.	225,161
39,100	Nestlé SA	2,943,391
217,600	PepsiCo Inc.	18,169,600
39,200	Pernod Ricard SA	4,563,352
42,900	Post Holdings Inc.†	2,364,648
40,500	Remy Cointreau SA	3,250,065
132,600	The Coca-Cola Co.	5,126,316
17,000	The Hain Celestial Group Inc.†	1,554,990
237,200	The Hillshire Brands Co.	8,838,072
3,000	The J.M. Smucker Co.	291,720
43,347	The WhiteWave Foods Co., Cl. A†	1,237,123
136,269	Tootsie Roll Industries Inc.	4,079,894
50,000	Tyson Foods Inc., Cl. A	2,200,500
341,000	Yakult Honsha Co. Ltd.	17,113,598

		192,276,958

	Financial Services — 8.4%
424,000	American Express Co.(a)	38,172,720
13,200	Argo Group International Holdings Ltd.	605,880
72,000	Banco Santander SA, ADR	689,760
127	Berkshire Hathaway Inc., Cl. A†	23,793,456
10,000	Calamos Asset Management Inc., Cl. A	129,300
18,800	CIT Group Inc.	921,576
106,500	Citigroup Inc.	5,069,400
10,000	Deutsche Bank AG	448,300

Shares		Market Value
10,000	Fortress Investment Group LLC, Cl. A	$74,000
20,400	H&R Block Inc.	615,876
40,000	Interactive Brokers Group Inc., Cl. A	866,800
265,000	Janus Capital Group Inc.	2,880,550
56,800	JPMorgan Chase & Co.	3,448,328
35,000	Kinnevik Investment AB, Cl. A	1,293,512
125,000	Legg Mason Inc.	6,130,000
99,100	Leucadia National Corp.	2,774,800
10,000	Loews Corp.	440,500
125,000	Marsh & McLennan Companies Inc.	6,162,500
9,000	Moody’s Corp.	713,880
22,000	Och-Ziff Capital Management Group LLC, Cl. A	302,940
4,285	Royce Global Value Trust Inc.†	38,479
124,100	State Street Corp.	8,631,155
17,000	SunTrust Banks Inc.	676,430
128,400	T. Rowe Price Group Inc.	10,573,740
204,500	The Bank of New York Mellon Corp.	7,216,805
25,000	The Charles Schwab Corp.	683,250
12,300	The Dun & Bradstreet Corp.	1,222,005
20,000	The Western Union Co.	327,200
13,000	W. R. Berkley Corp.	541,060
37,000	Waddell & Reed Financial Inc., Cl. A	2,723,940
270,000	Wells Fargo & Co.	13,429,800

		141,597,942

	Cable and Satellite — 8.1%
273,000	AMC Networks Inc., Cl. A†	19,953,570
1,125,000	Cablevision Systems Corp., Cl. A	18,978,750
86,400	Comcast Corp., Cl. A, Special	4,212,864
393,200	DIRECTV†	30,048,344
97,000	DISH Network Corp., Cl. A†	6,034,370
30,440	EchoStar Corp., Cl. A†	1,447,726
12,000	Intelsat SA†	224,640
76,800	Liberty Global plc, Cl. A†	3,194,880
238,600	Liberty Global plc, Cl. C†	9,713,406
481,890	Rogers Communications Inc., Cl. B, New York	19,969,522
19,310	Rogers Communications Inc., Cl. B, Toronto	800,173
108,800	Scripps Networks Interactive Inc., Cl. A	8,259,008
120,000	Shaw Communications Inc., Cl. B, New York	2,868,000
40,000	Shaw Communications Inc., Cl. B, Toronto	955,224
79,000	Time Warner Cable Inc.	10,837,220

		137,497,697

	Entertainment — 7.8%
79,600	Discovery Communications Inc., Cl. A†	6,582,920
83,100	Discovery Communications Inc., Cl. C†	6,403,686
612,000	Grupo Televisa SAB, ADR	20,373,480
32,000	Societe d’Edition de Canal +	283,467
83,300	Starz, Cl. A†	2,688,924
305,000	The Madison Square Garden Co., Cl. A†	17,317,900
185,200	Time Warner Inc.	12,099,116
41,000	Tokyo Broadcasting System Holdings Inc.	473,894
585,200	Twenty-First Century Fox Inc., Cl. A	18,708,844

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
367,000	Twenty-First Century Fox Inc., Cl. B	$11,421,040
75,000	Universal Entertainment Corp.	1,368,987
289,500	Viacom Inc., Cl. A	24,682,770
346,666	Vivendi SA	9,656,807

		132,061,835

	Equipment and Supplies — 6.8%
454,000	AMETEK Inc.	23,376,460
3,500	Amphenol Corp., Cl. A	320,775
94,000	CIRCOR International Inc.	6,893,020
372,800	Donaldson Co. Inc.	15,806,720
277,200	Flowserve Corp.	21,715,848
40,700	Franklin Electric Co. Inc.	1,730,564
77,400	GrafTech International Ltd.†	845,208
269,000	IDEX Corp.	19,607,410
49,000	Ingersoll-Rand plc	2,804,760
44,000	Mueller Industries Inc.	1,319,560
13,000	Sealed Air Corp.	427,310
45,000	Tenaris SA, ADR	1,991,250
15,000	The Greenbrier Companies Inc.†	684,000
4,000	The Manitowoc Co. Inc.	125,800
100,000	The Timken Co.	5,878,000
64,800	The Weir Group plc	2,739,656
137,000	Watts Water Technologies Inc., Cl. A	8,040,530

		114,306,871

	Diversified Industrial — 5.5%
3,000	Acuity Brands Inc.	397,710
152,000	Ampco-Pittsburgh Corp.	2,868,240
201,700	Crane Co.	14,350,955
4,000	Eaton Corp. plc	300,480
174,000	General Electric Co.	4,504,860
146,300	Greif Inc., Cl. A	7,679,287
12,897	Greif Inc., Cl. B	748,800
32,000	Griffon Corp.	382,080
363,000	Honeywell International Inc.	33,671,880
122,000	ITT Corp.	5,216,720
11,000	Jardine Strategic Holdings Ltd.	394,460
2,000	Kennametal Inc.	88,600
90,000	Park-Ohio Holdings Corp.†	5,053,500
37,400	Pentair Ltd.	2,967,316
30,000	Rexnord Corp.†	869,400
15,000	Sulzer AG	2,061,535
15,000	Toray Industries Inc.	99,114
10,000	Tredegar Corp.	230,100
28,200	Trinity Industries Inc.	2,032,374
217,000	Tyco International Ltd.	9,200,800

		93,118,211

	Energy and Utilities — 5.2%
16,000	ABB Ltd., ADR	412,640

Shares		Market Value
37,000	Anadarko Petroleum Corp.	$3,136,120
59,000	Apache Corp.	4,894,050
80,000	BP plc, ADR	3,848,000
22,100	CMS Energy Corp.	647,088
202,200	ConocoPhillips	14,224,770
50,000	CONSOL Energy Inc.	1,997,500
15,400	Duke Energy Corp.	1,096,788
217,500	El Paso Electric Co.	7,771,275
69,400	Exxon Mobil Corp.	6,778,992
140,000	GenOn Energy Inc., Escrow†	0
196,400	Halliburton Co.	11,565,996
50,600	Kinder Morgan Inc.	1,643,994
10,000	Marathon Oil Corp.	355,200
6,000	Marathon Petroleum Corp.	522,240
17,499	Murphy USA Inc.†	710,284
5,000	National Fuel Gas Co.	350,200
18,800	NextEra Energy Inc.	1,797,656
2,000	Niko Resources Ltd.†	3,860
40,000	Northeast Utilities	1,820,000
32,400	Oceaneering International Inc.	2,328,264
47,200	Phillips 66	3,637,232
153,000	Rowan Companies plc, Cl. A†	5,153,040
28,000	RPC Inc.	571,760
5,000	SJW Corp.	147,800
17,000	Southwest Gas Corp.	908,650
111,100	Spectra Energy Corp.	4,104,034
55,500	The AES Corp.	792,540
9,000	Transocean Ltd.	372,060
35,000	Weatherford International Ltd.†	607,600
174,500	Westar Energy Inc.	6,135,420

		88,335,053

	Health Care — 4.3%
13,200	Actavis plc†	2,717,220
7,000	Alere Inc.†	240,450
10,000	Allergan Inc.	1,241,000
32,700	Amgen Inc.	4,033,218
29,400	Baxter International Inc.	2,163,252
12,800	Becton, Dickinson and Co.	1,498,624
24,700	Biogen Idec Inc.†	7,554,989
275,000	Boston Scientific Corp.†	3,718,000
76,300	Bristol-Myers Squibb Co.	3,963,785
49,000	Covidien plc	3,609,340
13,000	DaVita HealthCare Partners Inc.†	895,050
10,000	Endo International plc†	686,500
24,000	Express Scripts Holding Co.†	1,802,160
28,800	Henry Schein Inc.†	3,437,856
29,800	Hospira Inc.†	1,288,850
37,000	Johnson & Johnson	3,634,510
34,000	Mead Johnson Nutrition Co.	2,826,760
95,200	Merck & Co. Inc.	5,404,504
11,000	Nobel Biocare Holding AG	158,023

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
89,800	Novartis AG, ADR	$7,634,796
15,000	Teva Pharmaceutical Industries Ltd., ADR	792,600
87,000	UnitedHealth Group Inc.	7,133,130
4,000	Waters Corp.†	433,640
55,500	William Demant Holding A/S†	4,747,765
8,600	Zimmer Holdings Inc.	813,388
16,000	Zoetis Inc.	463,040

		72,892,450

	Automotive: Parts and Accessories — 4.2%
117,600	BorgWarner Inc.	7,228,872
113,800	CLARCOR Inc.	6,526,430
215,000	Dana Holding Corp.	5,003,050
245,000	Genuine Parts Co.	21,278,250
160,600	Johnson Controls Inc.	7,599,592
200,000	Modine Manufacturing Co.†	2,930,000
94,000	O’Reilly Automotive Inc.†	13,948,660
130,000	Standard Motor Products Inc.	4,650,100
70,000	Superior Industries International Inc.	1,434,300

		70,599,254

	Consumer Products — 3.6%
115,000	Avon Products Inc.	1,683,600
97,000	Blyth Inc.	1,040,810
15,300	Christian Dior SA	2,945,672
20,000	Church & Dwight Co. Inc.	1,381,400
130,000	Coty Inc., Cl. A	1,947,400
20,000	Crocs Inc.†	312,000
90,000	Energizer Holdings Inc.	9,066,600
2,100	Givaudan SA	3,247,215
44,200	Hanesbrands Inc.	3,380,416
23,800	Harley-Davidson Inc.	1,585,318
6,000	Jarden Corp.†	358,980
7,000	Mattel Inc.	280,770
11,383	National Presto Industries Inc.	888,329
10,000	Oil-Dri Corp. of America	345,400
50,900	Reckitt Benckiser Group plc	4,146,980
30,000	Svenska Cellulosa AB, Cl. B	882,994
823,800	Swedish Match AB	26,919,905
2,000	The Estee Lauder Companies Inc., Cl. A	133,760

		60,547,549

	Consumer Services — 3.3%
14,334	Allegion plc	747,805
46,000	IAC/InterActiveCorp.	3,283,940
205,000	Liberty Interactive Corp., Cl. A†	5,918,350
15,451	Liberty Ventures, Cl. A†	2,013,729
1,213,000	Rollins Inc.	36,681,120
192,000	The ADT Corp.	5,750,400
8,000	TripAdvisor Inc.†	724,720

		55,120,064

Shares		Market Value
	Retail — 3.1%
70,600	AutoNation Inc.†	$3,758,038
10,000	Bed Bath & Beyond Inc.†	688,000
41,700	Burger King Worldwide Inc.	1,107,135
40,000	Costco Wholesale Corp.	4,467,200
60,500	CST Brands Inc.	1,890,020
120,000	CVS Caremark Corp.	8,983,200
25,900	HSN Inc.	1,547,007
50,000	J.C. Penney Co. Inc.†	431,000
341,000	Macy’s Inc.	20,217,890
11,000	Penske Automotive Group Inc.	470,360
33,300	Sally Beauty Holdings Inc.†	912,420
13,000	The Cheesecake Factory Inc.	619,190
3,000	Tiffany & Co.	258,450
52,800	Walgreen Co.	3,486,384
36,100	Wal-Mart Stores Inc.	2,759,123
35,000	Whole Foods Market Inc.	1,774,850

		53,370,267

	Telecommunications — 3.0%
55,400	BCE Inc.	2,389,956
1,000,000	BT Group plc, Cl. A	6,326,793
700,000	Cincinnati Bell Inc.†	2,422,000
108,900	Deutsche Telekom AG, ADR	1,766,358
36,000	Hellenic Telecommunications Organization SA†	595,148
15,000	Hellenic Telecommunications Organization SA, ADR†	127,500
264,732	Koninklijke KPN NV†	935,481
7,040,836	LIME†(b)	29,633
329,500	Oi SA, ADR	438,235
29,000	Oi SA, Cl. C, ADR	42,050
31,053	Sprint Corp.†	285,377
21,000	Telecom Argentina SA, ADR	400,470
600,000	Telecom Italia SpA	707,565
81,500	Telefonica Brasil SA, ADR	1,731,060
597,315	Telefonica SA, ADR	9,431,604
573,300	Telephone & Data Systems Inc.	15,026,193
25,000	TELUS Corp.	896,201
140,210	Verizon Communications Inc.	6,669,790
38,182	Vodafone Group plc, ADR	1,405,479

		51,626,893

	Aerospace and Defense — 2.7%
616,615	BBA Aviation plc	3,410,847
225,600	Exelis Inc.	4,288,656
35,800	Kaman Corp.	1,456,344
17,500	Northrop Grumman Corp.	2,159,150
1,200,000	Rolls-Royce Holdings plc	21,486,087
98,000	The Boeing Co.(a)	12,298,020

		45,099,104

	Business Services — 2.6%
10,000	ACCO Brands Corp.†	61,600

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares			Market Value
		COMMON STOCKS (Continued)
		Business Services (Continued)
13,000		ARAMARK Holdings Corp.	$375,960
159,000		Clear Channel Outdoor Holdings Inc., Cl. A	1,448,490
33,000	(c)	Contax Participacoes SA†	253,063
90,000		Diebold Inc.	3,590,100
4,000		Edenred	125,505
185,200		G4S plc	745,641
17,300		Jardine Matheson Holdings Ltd.	1,091,284
88,000		Landauer Inc.	3,989,040
8,000		Macquarie Infrastructure Co. LLC	458,160
347,000		MasterCard Inc., Cl. A	25,920,900
10,000		Monster Worldwide Inc.†	74,800
306,600		The Interpublic Group of Companies Inc.	5,255,124
3,200		Visa Inc., Cl. A	690,752

			44,080,419

		Aviation: Parts and Services — 2.6%
1,000		B/E Aerospace Inc.†	86,790
278,300		Curtiss-Wright Corp.	17,683,182
275,000		GenCorp Inc.†	5,024,250
81,000		Precision Castparts Corp.	20,473,560
2,000		Spirit AeroSystems Holdings Inc., Cl. A†	56,380

			43,324,162

		Machinery — 2.5%
12,800		Caterpillar Inc.	1,271,936
53,592		CNH Industrial NV†	616,308
322,000		Deere & Co.(a)	29,237,600
289,600		Xylem Inc.	10,547,232

			41,673,076

		Specialty Chemicals — 1.9%
17,000		Ashland Inc.	1,691,160
5,000		Chemtura Corp.†	126,450
20,000		E. I. du Pont de Nemours and Co.	1,342,000
425,000		Ferro Corp.†	5,805,500
8,000		FMC Corp.	612,480
24,000		H.B. Fuller Co.	1,158,720
24,000		Huntsman Corp.	586,080
65,000		International Flavors & Fragrances Inc.	6,218,550
250,000		OMNOVA Solutions Inc.†	2,595,000
192,600		Sensient Technologies Corp.	10,864,566
2,000		SGL Carbon SE	68,042
95,000		Zep Inc.	1,681,500

			32,750,048

		Broadcasting — 1.7%
253,300		CBS Corp., Cl. A, Voting	15,676,737
2,000		Cogeco Inc.	99,141
17,334		Corus Entertainment Inc., Cl. B, OTC	381,868
6,666		Corus Entertainment Inc., Cl. B, Toronto	147,189
26,000		Gray Television Inc.†	269,620
90,000		Liberty Media Corp., Cl. A†	11,765,700

Shares		Market Value
24,000	LIN Media LLC, Cl. A†	$636,000
85,200	Television Broadcasts Ltd.	510,222

		29,486,477

	Hotels and Gaming — 1.7%
16,000	Accor SA	819,210
90,000	Genting Singapore plc	95,516
8,000	Hyatt Hotels Corp., Cl. A†	430,480
50,000	International Game Technology	703,000
27,200	Interval Leisure Group Inc.	711,008
990,600	Ladbrokes plc	2,229,482
46,800	Las Vegas Sands Corp.	3,780,504
3,655,600	Mandarin Oriental International Ltd.	6,379,022
85,000	MGM China Holdings Ltd.	299,716
25,000	MGM Resorts International†	646,500
45,000	Orient-Express Hotels Ltd., Cl. A†	648,450
34,000	Pinnacle Entertainment Inc.†	805,800
188,800	Ryman Hospitality Properties Inc.	8,027,776
29,000	Starwood Hotels & Resorts Worldwide Inc.	2,308,400
200,000	The Hongkong & Shanghai Hotels Ltd.	266,099
4,000	Wyndham Worldwide Corp.	292,920
2,000	Wynn Resorts Ltd.	444,300

		28,888,183

	Publishing — 1.3%
300	Graham Holdings Co., Cl. B	211,125
100,000	Il Sole 24 Ore SpA†	123,163
111,600	McGraw Hill Financial Inc.	8,515,080
130,000	Media General Inc.†	2,388,100
104,000	Meredith Corp.	4,828,720
154,900	News Corp., Cl. A†	2,667,378
148,600	News Corp., Cl. B†	2,481,620
25,000	The E.W. Scripps Co., Cl. A†	443,000

		21,658,186

	Electronics — 1.1%
18,000	Bel Fuse Inc., Cl. A	347,940
4,000	Hitachi Ltd., ADR	297,200
79,000	Intel Corp.	2,038,990
31,985	Koninklijke Philips NV	1,124,593
45,000	LSI Corp.	498,150
2,400	Mettler-Toledo International Inc.†	565,632
42,600	TE Connectivity Ltd.	2,564,946
250,000	Texas Instruments Inc.	11,787,500

		19,224,951

	Environmental Services — 0.9%
224,400	Republic Services Inc.	7,665,504
162,400	Waste Management Inc.	6,832,168

		14,497,672

	Computer Software and Services — 0.8%
7,000	Check Point Software Technologies Ltd.†	473,410
16,000	Electronic Arts Inc.†	464,160

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
25,000	InterXion Holding NV†	$599,500
62,000	NCR Corp.†	2,266,100
1,500	Palo Alto Networks Inc.†	102,900
21,900	Rockwell Automation Inc.	2,727,645
20,000	VeriFone Systems Inc.†	676,400
160,000	Yahoo! Inc.†	5,744,000

		13,054,115

	Wireless Communications — 0.7%
110,800	America Movil SAB de CV, Cl. L, ADR	2,202,704
850,000	Cable & Wireless Communications plc	745,378
17,000	Millicom International Cellular SA, SDR	1,732,228
150,000	NTT DoCoMo Inc.	2,365,935
50,075	Tim Participacoes SA, ADR	1,299,947
104,600	United States Cellular Corp.	4,289,646

		12,635,838

	Agriculture — 0.7%
200,000	Archer Daniels Midland Co.	8,678,000
17,000	Monsanto Co.	1,934,090
12,800	Syngenta AG, ADR	969,984
10,000	The Mosaic Co.	500,000

		12,082,074

	Communications Equipment — 0.6%
55,400	Cisco Systems Inc.	1,241,514
462,100	Corning Inc.	9,620,922

		10,862,436

	Automotive — 0.6%
20,000	Ford Motor Co.	312,000
24,000	General Motors Co.	826,080
122,100	Navistar International Corp.†	4,135,527
75,000	PACCAR Inc.	5,058,000

		10,331,607

	Transportation — 0.6%
139,800	GATX Corp.	9,489,624

	Metals and Mining — 0.5%
37,400	Agnico Eagle Mines Ltd.	1,131,350
110,000	Alcoa Inc.	1,415,700
54,600	Barrick Gold Corp.	973,518
26,000	Freeport-McMoRan Copper & Gold Inc.	859,820
4,800	Materion Corp.	162,864
50,000	New Hope Corp. Ltd.	138,647
144,400	Newmont Mining Corp.	3,384,736
145,800	Turquoise Hill Resources Ltd.†	485,514
12,000	Vale SA, ADR	165,960

		8,718,109

	Real Estate — 0.3%
32,000	Forest City Enterprises Inc., Cl. A†	611,200

Shares		Market Value
55,500	Griffin Land & Nurseries Inc.	$1,678,320
189,500	The St. Joe Co.†	3,647,875

		5,937,395

	Closed-End Funds — 0.3%
30,000	Royce Value Trust Inc.	471,900
96,486	The Central Europe, Russia, and Turkey Fund Inc.	2,533,722
92,631	The New Germany Fund Inc.	1,802,599

		4,808,221

	Building and Construction — 0.3%
5,000	Assa Abloy AB, Cl. B	266,211
91,000	Fortune Brands Home & Security Inc.	3,829,280
20,000	Layne Christensen Co.†	363,800

		4,459,291

	Real Estate Investment Trusts — 0.1%
1,800	Camden Property Trust	121,212
4,500	QTS Realty Trust Inc., Cl. A	112,905
29,000	Rayonier Inc.	1,331,390

		1,565,507

	Computer Hardware — 0.1%
7,000	International Business Machines Corp.	1,347,430

	Manufactured Housing and Recreational Vehicles — 0.1%
5,000	Martin Marietta Materials Inc.	641,750
30,000	Nobility Homes Inc.†	369,750
55,000	Skyline Corp.†	332,750

		1,344,250

	TOTAL COMMON STOCKS	1,680,669,219

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
21,500	Cincinnati Bell Inc., 6.750%, Ser. B	974,380

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
115,800	Kinder Morgan Inc., expire 05/25/17†	204,966

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Diversified Industrial — 0.1%
$2,000,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(d)	2,267,500

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$ 6,383,000	U.S. Treasury Bills, 0.030% to 0.105%††, 04/17/14 to 08/21/14	$6,382,560

	TOTAL INVESTMENTS — 100.0% (Cost $857,368,143)	$1,690,498,625

	Aggregate tax cost	$857,368,143

	Gross unrealized appreciation	$862,296,910
	Gross unrealized depreciation	(29,166,428)

	Net unrealized appreciation/depreciation	$833,130,482

Number of Contracts		Expiration Date	Unrealized Depreciation
	FUTURES CONTRACTS — SHORT POSITION
142	S&P 500 E-Mini Futures(e)	06/20/14	$(143,306)

(a)	Securities, or a portion thereof, with a value of $60,868,800, were pledged as collateral for futures contracts.
(b)	At March 31, 2014, the Fund held an investment in a restricted security amounting to $29,633 or 0.00% of total investments, which was valued as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/14 Carrying Value Per Share
7,040,836	LIME	09/30/93	$128,658	$0.0042
(c)	Denoted in units.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the market value of the Rule 144A security amounted to $2,267,500 or 0.13% of total investments.

(e)	At March 31, 2014, the Fund had entered into futures contracts with UBS AG.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
North America	81.9%	$1,384,096,424
Europe	13.8	232,652,537
Latin America	2.4	40,580,575
Japan	1.4	24,293,838
Asia/Pacific	0.5	8,875,251

Total Investments	100.0%	$1,690,498,625

See accompanying notes to schedule of investments.

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 3/31/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities	$ 88,335,053	—	$ 0	$ 88,335,053
Other Industries (a)	1,592,334,166	—	—	1,592,334,166
Total Common Stocks	1,680,669,219	—	—	1,680,669,219
Convertible Preferred Stocks (a)	974,380	—	—	974,380
Warrants (a)	204,966	—	—	204,966
Convertible Corporate Bonds (a)	—	$2,267,500	—	2,267,500
U.S. Government Obligations	—	6,382,560	—	6,382,560
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,681,848,565	$8,650,060	$ 0	$1,690,498,625

OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
EQUITY CONTRACTS
Futures Contracts Sold (b)	$ (143,306)	$ —	$—	$ (143,306)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.
(b)	Represents cumulative unrealized depreciation of futures contracts as reported in the SOI.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, which may be valued at the unrealized appreciation/depreciation of the instrument.

The Fund did not have significant transfers among Level 1, Level 2, and Level 3 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At March 31, 2014, the Fund held no investments in equity contract for difference swap agreements.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Open positions in futures contracts at March 31, 2014 are reflected within the Schedule of Investments.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2014, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

The Gabelli Equity Trust Inc.

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Funds Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGABX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI EQUITY TRUST INC.

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

   GABELLI.COM

DIRECTORS

Mario J. Gabelli, CFA

Chairman & Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Arthur V. Ferrara

Former Chairman &

Chief Executive Officer,

Guardian Life Insurance

Company of America

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Willkie Farr & Gallagher LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GAB Q1/2014

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Equity Trust Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/16/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/16/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/16/2014

* Print the name and title of each signing officer under his or her signature.